Pension and OPEB Plans (Schedule of Health Care Cost Trend Rates) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Not Medicare Eligible [Member]
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rate assumed for next year	7.40%	7.40%	6.70%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	4.50%	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2033	2032	2029
Medicare Eligible [Member]
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rate assumed for next year	8.80%	8.30%	7.50%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	4.50%	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2033	2032	2031